EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of earnings per share
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income / (loss) attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	11,828	(13,771)	39,826

Denominator:
Basic and dilutive weighted average number of ordinary shares	197,446,940	197,446,940	197,446,940

Basic earnings / (loss) per ordinary share	0.06	(0.07)	0.20

Diluted earnings / (loss) per ordinary share	0.06	(0.07)	0.20